Corporate Information - Additional Information (Details) - KZT (₸) ₸ in Millions		12 Months Ended
	Oct. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 29, 2025	Feb. 03, 2023
Kolesa Group
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		39.60%	39.56%	39.76%
Voting rights percentage	50.76%
Kolesa Group | Mikheil Lomtadze
Disclosure of detailed information about business combination [line items]
Voting rights percentage	11.00%
Hepsiburada
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		75.96%
Ownership interests		24.04%
Magnum E-commerce Kazakhstan LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						51.00%
Percentage of additional voting equity interests acquired						39.01%
Ownership interest in subsidiary		90.01%
Magnum E-commerce Kazakhstan LLC | Magnum Cash and Carry LLC
Disclosure of detailed information about business combination [line items]
Ownership interests		9.99%
Kolesa JSC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	39.758%
D-MARKET Electronic Services & Trading | Hepsiburada
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					65.41%
Equity interests acquired					₸ 1,127
Percentage of additional voting equity interests acquired					10.55%
Ownership interest in subsidiary		75.96%
Additional equity interests acquired		₸ 66